UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
    Washington, D.C.  20549




Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12.31.12

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.

[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    Lumina Fund Management LLC

Address: 48 Wall Street Suite 1100, New York, NY, 10005



Form 13F File Number: 28-14205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Diego Giurleo
Title: Managing Member
Phone: 212-918-4645

Signature, Place, and Date of Signing:

/S Diego Giurleo    New York, NY   02/13/13
[Signature]        [City, State]   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.



[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:None

[If there are no entries in this list, omit this section.]
Form 13F File Number
28-14205




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:    0
Form 13F Information Table Entry Total:27
Form 13F Information Table Value Total:365,921

 (thousands (x$1000))

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s)
 of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]





FORM 13F INFORMATION TABLE


COLUMN 1 			COLUMN 2	 COLUMN 3 	COLUMN 4 	COLUMN 5 		COLUMN 6        COLUMN 7   COLUMN 8
										SHRS OR   SH/	PUT/	INVESTMENT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	 CUSIP		VALUE (x$1000)	PRN AMT   PRN 	CALL	DISCRETION	MANAGER	   SOLE   SHARED    NONE
APPLE INC			COM		 037833100	15327		28800	  SH		SOLE			   1500		    27300
CERNER CORP			COM		 156782104	5600		70000	  SH	CALL	SOLE			   3800		    66200
DECKERS OUTDOOR CORP		COM		 243537107	3044		75600	  SH		SOLE					    75600
ISHARES TR			BARCLYS TIPS BD	 464287176	1333		10980	  SH		SOLE					    10980
ISHARES TR			MSCI EMERG MKT	 464287234	2580		58180	  SH		SOLE					    58180
ISHARES TR			NASDQ BIO INDX	 464287556	4191		30540	  SH		SOLE					    30540
ISHARES TR			S&P GLO INFRAS	 464288372	332		9280	  SH		SOLE					    9280
ISHARES TR			RUSSELL 2000	 464287655	116		1380	  SH		SOLE					    1380
JOY GLOBAL INC			COM		 481165108	721		11300	  SH		SOLE			   11300
MARKET VECTORS ETF TR		BIOTECH ETF	 57060U183	2559		64400	  SH		SOLE			   		    64400
MARKET VECTORS ETF TR		OIL SVCS ETF	 57060U191	2398		61985	  SH		SOLE					    61985
MARKET VECTORS ETF TR		AGRIBUS ETF	 57060U605	2989		56650	  SH		SOLE					    56650
MOLYCORP INC DEL		COM		 608753109	175		18500	  SH		SOLE			   18500
POWERSHARES QQQ TRUST		UNIT SER 1	 73935A104	7847		120500	  SH 		SOLE					    120500
SPDR S&P 500 ETF TR		TR UNIT		 78462F103	245610		1723340	  SH		SOLE			   196500	    1526840
SPDR S&P 500 ETF TR		TR UNIT		 78462F103	28100		196500    SH	PUT	SOLE			   196500
SPDR S&P MIDCAP 400 ETF TR	UTSER1 S&PDCRP	 78467Y107	1233		6640	  SH		SOLE					    6640
SPDR SERIES TRUST		S&P METALS MNG 	 78464A755	2140		47410	  SH		SOLE					    47410
SPDR SERIES TRUST		S&P HOMEBUILD	 78464A888	2261 		85000	  SH		SOLE					    85000
SELECT SECTOR SPDR TR		SBI INT-ENERGY	 81369Y506	2836		39700	  SH		SOLE					    39700
SELECT SECTOR SPDR TR		SBI INT-FINL	 81369Y605	2813		171500	  SH		SOLE					    171500
SELECT SECTOR SPDR TR		SBI INT-UTILS	 81369Y886	6647		190200	  SH		SOLE					    190200
3-D SYS CORP DEL		COM NEW		 88554D205	140		2800	  SH	CALL	SOLE			   2800
VANGUARD BD INDEX FD INC	INTERMED TERM	 921937819	748		8475	  SH		SOLE					    8475
VANGUARD INTL EQUITY INDEX F	ALLWRLD EX US	 922042775	18012		393700	  SH		SOLE					    393700
WALTER ENERGY INC		COM		 93317Q105	1453		40500	  SH		SOLE			   2200		    38300
YAHOO INC			COM		 984332106	4716		237000	  SH		SOLE					    237000